Employee Future Benefits - Schedule of Funded Status (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Change in value of plan assets
Balance, beginning of year	$ 3,551
Balance, end of year	3,919	$ 3,551
Long-term assets (Note 9)	66	63
Long-term liabilities (Note 16)	(905)	(832)
Defined Benefit Pension Plans
Change in benefit obligation
Balance, beginning of year	3,632	3,207
Service costs	98	77
Employee contributions	17	16
Interest costs	113	124
Benefits paid	(162)	(144)
Actuarial losses	350	439
Past service (credits) costs/plan amendments	0	1
Foreign currency translation	(53)	(88)
Balance, end of year	3,995	3,632
Change in value of plan assets
Balance, beginning of year	3,208	2,830
Actual return on plan assets	444	523
Benefits paid	(155)	(138)
Employee contributions	17	18
Employer contributions	62	53
Foreign currency translation	(48)	(78)
Balance, end of year	3,528	3,208
Funded status	(467)	(424)
Long-term assets (Note 9)	58	46
Current liabilities (Note 13)	(13)	(12)
Long-term liabilities (Note 16)	(512)	(458)
Net liabilities	(467)	(424)
Accumulated benefit obligation	3,679	3,352
OPEB Plans
Change in benefit obligation
Balance, beginning of year	712	655
Service costs	32	27
Employee contributions	2	2
Interest costs	22	25
Benefits paid	(27)	(27)
Actuarial losses	62	46
Past service (credits) costs/plan amendments	(3)	4
Foreign currency translation	(11)	(20)
Balance, end of year	789	712
Change in value of plan assets
Balance, beginning of year	343	293
Actual return on plan assets	55	62
Benefits paid	(27)	(27)
Employee contributions	2	2
Employer contributions	28	28
Foreign currency translation	(10)	(15)
Balance, end of year	391	343
Funded status	(398)	(369)
Long-term assets (Note 9)	8	17
Current liabilities (Note 13)	(13)	(12)
Long-term liabilities (Note 16)	(393)	(374)
Net liabilities	$ (398)	$ (369)